Current account with online investors and borrowers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current account with online investors and borrowers
Investor deposits	$ 122,566	¥ 853,283	¥ 1,461,080
Undrawn borrower funds and deposits	60,606	421,927	544,525
Total	$ 183,172	¥ 1,275,210	¥ 2,005,605